Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of cash flows
R&D tax credits received	€ 17,175	€ 62,233	€ 12,609
Restricted cash	€ 16,731	€ 12,931	€ 11,819